Share-based compensation	12 Months Ended
Dec. 31, 2022
Text Block [abstract 1]
Share-based compensation

16. Share-based compensation

Subscription rights plans

IDEX follows the practice of renewing its subscription rights plan at each Annual General Meeting, when the preceding plan is closed for further grants and a new plan is established. On May 12, 2022, at the Annual General Meeting, the shareholders resolved to adopt the 2022 Subscription Rights Incentive Plan (the “2022 Plan”). The Board is responsible for administration of subscription rights plans and approves grants under the plans and the terms of each grant.

Under the 2022 Plan, the Board may grant up to 101,254,865 subscription rights, provided the total number of grants does not exceed 10 percent of the number of registered (i.e., issued and outstanding) Ordinary Shares.

Subscription rights may be granted to employees and individuals rendering services to the Company. The exercise price shall be, at a minimum, the higher of the average closing price of an Ordinary Share, as reported on the Oslo Børs, for the ten trading days preceding the date of the grant, or the closing price of an Ordinary Share, as reported on the Oslo Børs, on the trading day preceding the date of the grant. Unless resolved otherwise by the Board, 25% of each grant of subscription rights vests per year. The annual vesting dates are the latest of the following dates before the date of grant of the subscription rights; (i) January 15, (ii) April 15, (iii) July 15 or (iv) October 15. The subscription rights expire on the fifth anniversary of the Annual General Meeting at which the shareholders resolved to establish the plan under which the subscription rights were granted. Unvested subscription rights terminate on the holder’s last day of employment or, in the case of non-employees, the last day of the individual’s service to the Company. Vested subscription rights may be exercised up to 90 days after the holder’s last day of employment or, in the case of non-employees, the last day of the individual’s service to the Company. There are no cash settlement alternatives for exercising subscription rights.

The fair value of the subscription rights granted is calculated, for recognition of share-based compensation expenses, using the Black-Scholes option pricing model, applying the following assumptions:

	Year Ended December 31,
	2022	2021	2020
Exercise price (NOK)	1.03 – 2.08	2.38 – 3.10	1.10 – 1.80
Weighted average exercise price per share	1.54	2.53	1.62
Weighted average share price at date of grant	1.42	2.45	1.42
Expected term (years)	4.45	4.62	4.77
Weighted average term (years)	3.27	3.35	2.96
Share price volatility (percent)	72 – 100	85 – 112	78 – 113
Risk-free interest rate	2.653%	0.983%	0.354%
Expected dividend payment	-	-	-
Forfeiture	None	None	None

Replacement of subscription rights

On June 17, 2020, the Board approved a subscription rights replacement program whereby eligible employees could exchange existing subscription rights, granted under Subscription Rights Incentive Plans from 2016 to 2018, that were of no value, with new subscription rights granted under the 2020 Subscription Rights Incentive Plan. On October 2, 2020, a combined total of 25,962,800 subscription rights under the Company’s 2020 Subscription Rights Incentive Plan were granted at an exercise price of NOK 1.71 per share. The subscription rights vest by 1/3 on each of April 15, 2021, 2022, and 2023, and expire on May 15, 2025.

Subscription rights outstanding at year end

	Number of Subscription Rights	Weighted Average Exercise Price (NOK)
Outstanding as of December 31, 2020	56,344,093	1.66
Granted	21,885,200	2.53
Exercised	(1,767,879)	1.33
Forfeited	(3,165,015)	1.97
Expired	(1,540,000)	5.22
Outstanding as of December 31, 2021	71,756,399	1.84
Granted	19,342,900	1.54
Exercised	(930,184)	0.29
Forfeited	(8,987,484)	2.25
Expired	(75,000)	8.42
Outstanding as of December 31, 2022	81,106,631	1.74

Composition of outstanding and exercisable subscription rights at December 31, 2022

Outstanding Subscription Rights					Vested (Exercisable) Subscription Rights
Exercise Price (in NOK)	Number of Subscription Rights Outstanding	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)	Weighted Average Remaining Time to Vest (Years)	Number of Vested Subscription Rights	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)
0.00 - 0.49	3,486,882	0.15	1.36	0.00	3,486,882	0.15	1.35
0.50 - 0.99	720,800	0.71	1.36	0.22	515,600	0.71	0.97
1.00 - 1.49	16,507,000	1.14	3.34	1.48	2,759,850	1.11	0.68
1.50 - 1.99	36,300,174	1.70	2.15	0.16	24,589,220	1.70	1.42
2.00 - 2.49	17,218,050	2.28	3.37	1.27	2,732,625	2.40	0.87
2.50 - 2.99	5,412,900	2.65	3.37	1.34	1,353,225	2.65	0.84
3.00 - 4.99	960,825	3.34	1.96	0.48	479,200	3.52	0.79
5.00 - 9.99	500,000	5.10	0.36	0.00	500,000	5.10	0.35
Total	81,106,631	1.74	2.68	0.74	36,416,602	1.65	1.27

Composition of outstanding and exercisable subscription rights at December 31, 2021

Outstanding Subscription Rights					Vested (Exercisable) Subscription Rights
Exercise Price (in NOK)	Number of Subscription Rights Outstanding	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)	Weighted Average Remaining Time to Vest (Years)	Number of Vested Subscription Rights	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)
0.00 - 0.50	4,330,366	0.15	2.36	0.04	2,165,186	0.15	2.36
0.50 - 1.00	720,800	0.71	2.36	1.29	310,400	0.71	2.36
1.00 - 1.50	5,542,500	1.11	2.36	1.04	1,385,625	1.11	2.36
1.50 - 2.00	38,760,433	1.70	3.14	0.96	14,045,131	1.69	3.14
2.00 - 3.00	20,588,700	2.51	4.24	2.04	—	—	4.24
3.00 - 5.00	1,238,600	3.29	3.05	1.32	175,775	3.94	3.05
5.00 - 10.00	575,000	5.53	1.23	0.00	575,000	5.53	1.23
Total	71,756,399	1.84	3.32	1.22	18,657,117	1.59	3.32

Employee Share Purchase Plan

The Employee Share Purchase Plan (“ESPP”) is revolved each year at the Annual General Meeting. The current ESPP was approved by shareholders at the 2022 Annual General Meeting. Under the ESPP, an IDEX employee based in Norway, the United Kingdom, or the United States may contribute up to 20% (subject to statutory limits) of his or her annual base salary, through payroll deductions, toward periodic purchases of newly issued Ordinary Shares. Under the ESPP, an option for the purchase of an Ordinary Share is granted to a participating employees on the first day of a 6-months' “offering period” to purchase new issued Ordinary Shares at the end of that offering period at a purchase price equal to 85% of the lesser of the fair market value, based on the closing price of an Ordinary Share reported by the Oslo Børs, on either the first day or the last day of that offering period. The offering periods occur from March through August, and from September through February. The shares are not restricted.

The ESPP is intended to qualify as an “employee stock purchase plan” under Section 423 of the U.S. Internal Revenue Code, thereby affording certain tax advantages to employees who are taxpayers in the United States. There are no tax advantages for ESPP participants who are taxpayers in Norway or the United Kingdom.

The share-based remuneration cost of the ESPP is calculated at the start of each contribution period, and amortized over that period. The cost is based on the contribution amount and amounts to the discount of 15% at the beginning of the period, plus the option value of an 85% call and 15% put option granted at the beginning of the period. The option value is based on a Black-Scholes option pricing model applying prevailing interest rates and share price volatility at the beginning of the period.

ESPP cost calculation parameters	September 1, 2022	March 1, 2022	September 1, 2021
Expected contribution amount (NOK 1,000)	2,025	2,307	3,009
Share price on start date (NOK per share)	0.83	1.96	2.65
Share price volatility	68%	66%	64%
Risk-free interest rate	2.82%	0.95%	0.25%
Expected dividend payment	—	—	—
Expected number of shares	2,854,899	1,385,049	1,335,810
Share-based compensation cost per expected share	0.32	0.75	1.01

In the two offering periods completed within 2022, an average of 43 employees (2021: 53) participated in the ESPP and purchased a total of 4,947,546 Ordinary Shares at a weighted average price of NOK 1.08 (2021: 2,946,019 shares at average NOK 2.00 per share).